Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Government Grants
Schedule of government grants recognized

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Research and development expenses	1,256	1,054	4,556
Other income	3,095	3,134	1,434
	4,351	4,188	5,990